Average Annual Total Returns - INVESCO GROWTH AND INCOME FUND	Class A InceptionDate	Class A 1Year	Class A 5Years	Class A 10Years	Class A Return After Taxes on Distributions 1Year	Class A Return After Taxes on Distributions 5Years	Class A Return After Taxes on Distributions 10Years	Class A Return After Taxes on Distributions and Sale of Fund Shares 1Year	Class A Return After Taxes on Distributions and Sale of Fund Shares 5Years	Class A Return After Taxes on Distributions and Sale of Fund Shares 10Years	Class C InceptionDate	Class C 1Year	Class C 5Years	Class C 10Years	Class R InceptionDate	Class R 1Year	Class R 5Years	Class R 10Years	Class Y InceptionDate	Class Y 1Year	Class Y 5Years	Class Y 10Years	Class R5 InceptionDate	Class R5 1Year	Class R5 5Years	Class R5 10Years	Class R6 InceptionDate		Class R6 1Year		Class R6 5Years		Class R6 10Years		Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes) 1Year	Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes) 5Years	Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes) 10Years	Lipper Large-Cap Value Funds Index 1Year	Lipper Large-Cap Value Funds Index 5Years	Lipper Large-Cap Value Funds Index 10Years	S&P 500® Index (reflects no deduction for fees, expenses or taxes) 1Year	S&P 500® Index (reflects no deduction for fees, expenses or taxes) 5Years	S&P 500® Index (reflects no deduction for fees, expenses or taxes) 10Years
Total	Aug. 01, 1946	(3.28%)	7.48%	8.67%	(4.27%)	5.33%	6.94%	(1.39%)	5.65%	6.80%	Aug. 02, 1993	0.59%	7.92%	8.65%	Oct. 01, 2002	2.07%	8.43%	9.02%	Oct. 19, 2004	2.58%	8.98%	9.56%	Jun. 01, 2010	2.64%	9.06%	9.67%	Sep. 24, 2012	[1]	2.79%	[1]	9.16%	[1]	9.68%	[1]	2.80%	9.74%	10.50%	5.63%	10.77%	10.42%	18.40%	15.22%	13.88%

[1]	Performance shown prior to the inception date is that of the Fund's Class A shares at net asset value and includes the 12b-1 fees applicable to that class. Although invested in the same portfolio of securities, Class R6 shares' returns of the Fund will be different from Class A shares' returns of the Fund's as they have different expenses.